NYSE Regulation

10013085

VIA FACSIMILE AND U.S. MAIL
August 9, 2010

Ms. Velma Smith, Branch Chief
Securities and Exchange Commission
Division of Corporation Finance – Filer Support Office
100 F Street, N.W., Mail Stop 3040
Washington, D.C. 20549

CERTARCA
001-34833

Re: United States Commodity Index Funds Trust
CIK: 0001479247
Filer No. 001-34833
Filing: Form 8-A filed July 27, 2010

Dear Ms. Smith:

Please be advised that NYSE Regulation has received (on July 27, 2010) an application from the above-referenced issuer and has approved the following security for listing on NYSE Arca, Inc. ("Exchange"):

Units of United States Commodity Index Fund, a series of United States Commodity Index Funds Trust

The Exchange requests acceleration of registration of this security under the Security Exchange Act of 1934.

If there are any questions, please call me at (312) 442-7832. Your assistance is greatly appreciated.

Sincerely,

Craig A. Gray
Manager, Listing Compliance

Enclosure